First Trust Dorsey Wright Focus 5 ETF
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

First Trust Dorsey Wright Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright Focus Five Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Dorsey Wright Focus 5 ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Dorsey Wright Focus 5 ETF
Management Fees		0.30%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Acquired Fund Fees and Expenses	[2]	0.65%
Total Annual Fund Operating Expenses		0.95%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2016.
[2]	The Fund had not commenced operations as of the date of this prospectus. "Other Expenses" and "Acquired Fund Fees and Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2016 and thereafter at 1.20% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust Dorsey Wright Focus 5 ETF	97	329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P., the Fund's investment advisor ("First Trust" or the "Advisor"). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The Index Provider has retained The NASDAQ OMX(R) Group, Inc. ("NASDAQ OMX(R)"), to calculate and maintain the Index.

The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. Relative strength measures the price performance of a security versus a market average, another security or a universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend, or goes down less than the market in a downtrend. With respect to the Index, the Index Provider uses relative strength to evaluate the momentum of each First Trust sector-based ETF to determine the five ETFs that have the highest level of momentum, which the Index Provider considers to have the greatest probability of outperforming the other First Trust sector-based ETFs. The Index Provider selects the Index's potential inventory and uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider does not perform the analysis within a finite time period, rather the Index Provider takes into account a variety of factors to track movements and trends of securities prices over various time periods. The Index Provider has constructed the Index to identify longer term trends though a series of observations, which are used to determine the inputs for the relative strength analysis.

Security selection for the Index will be conducted in the following manner:

1. The selection universe of the Index begins with all of the First Trust ETFs.

2. The Index Provider then identifies the First Trust ETFs that are designed to target a specific sector or industry group, or that have a significant overweight towards a particular sector or industry group.

3. The components are then ranked using a relative strength methodology that is based upon each ETF's market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of a security versus another security.

4. The Index Provider then selects the five top-ranking First Trust ETFs according to the proprietary relative strength methodology for inclusion in the Index.

5. The Index is evaluated on a weekly basis, and the five positions within the Index are held as long as those positions continue to suggest that they will outperform the majority of the inventory of other potential First Trust ETFs on a relative basis. An Index component will only be removed if it falls to the bottom half of the universe of First Trust ETFs according to the Index Provider's proprietary relative strength methodology. An ETF is only added to the Index when a current member is removed. The Index will always be comprised of five First Trust ETFs. On the day that an addition or deletion is made to the Index, the Index is rebalanced so that the components are equally weighted. For more information regarding the Index, please refer to the "Index Information" section of the prospectus.

As of February 24, 2014, the Index was comprised of the following First Trust ETFs:

1. First Trust Dow Jones Internet Index(SM) Fund (FDN)

2. First Trust NYSE Arca Biotechnology Index Fund (FBT)

3. First Trust Consumer Staples AlphaDEX(R) Fund (FXG)

4. First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)

5. First Trust Health Care AlphaDEX(R) Fund (FXH)

Certain of the ETFs in which the Fund invests may invest in non-U.S. equity securities. The non-U.S. equity securities may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other depositary receipts (collectively, the "Depositary Receipts").

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AFFILIATED FUND RISK. The Fund invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

BIOTECHNOLOGY/PHARMACEUTICAL COMPANIES RISK. The ETFs in which the Fund may invest are invested in biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

CONCENTRATION RISK. The ETFs in which the Fund invests are likely to be concentrated in a single industry or sector. An ETF concentrated in a single industry or sector presents more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CONSUMER DISCRETIONARY COMPANIES RISK. The ETFs in which the Fund may invest are invested in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. The ETFs in which the Fund may invest are invested in the securities of consumer staples companies, which provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

DEPOSITARY RECEIPTS RISK. The ETFs in which the Fund invests may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert shares into Depositary Receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

EQUITY SECURITIES RISK. The Fund and the ETFs in which the Fund invests invest in equity securities. The value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The Fund will invest in five First Trust sector-based ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

HEALTH CARE COMPANIES RISK. The ETFs in which the Fund may invest are invested in health care companies, which are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

INFORMATION TECHNOLOGY COMPANIES RISK. The ETFs in which the Fund may invest are invested in information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

INTERNET COMPANIES RISK. The ETFs in which the Fund may invest are invested in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

MARKET RISK. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The ETFs in which the Fund invests may invest in securities of non-U.S. issuers, including U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the ETFs included in the Index. As a result of this policy, the ETFs held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANY RISK. The ETFs in which the Fund may invest are invested in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.